Interest rate benchmark reform (Narrative) (Detail) - USD ($) $ in Billions	Jun. 30, 2023	Dec. 31, 2022
Disclosure Of Maximum Exposure To Interest Rate Benchmark Reform [Line Items]
US mortgages linked to USD LIBOR		$ 9
Corporate loans subject to interest rate benchmark reform	$ 2
Yen, pounds, sterling and US dollar denominated publicly issued benchmark bonds	6
Credit Suisse
Disclosure Of Maximum Exposure To Interest Rate Benchmark Reform [Line Items]
Yen, pounds, sterling and US dollar denominated publicly issued benchmark notes	$ 3